UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22534

              Versus Capital Real Assets Fund LLC
(Exact name of registrant as specified in charter)

5555 DTC Parkway, Suite 330

                        Greenwood Village, CO 80111
 (Address of principal executive offices) (Zip code)

Mark D. Quam
c/o Versus Capital Advisors LLC
5555 DTC Parkway, Suite 330

               Greenwood Village, CO 80111
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

  New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period: September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL REAL ASSETS

FUND LLC

Semi-Annual Report

September 30, 2018

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Real Assets Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Portfolio of Investments..........................................................................................................................................	2-3
Statement of Assets and Liabilities........................................................................................................................	4
Statement of Operations..........................................................................................................................................	5
Statements of Changes in Net Assets.....................................................................................................................	6
Statement of Cash Flows........................................................................................................................................	7
Financial Highlights................................................................................................................................................	8
Notes to Financial Statements................................................................................................................................	9-14
Additional Information...........................................................................................................................................	15

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•        Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•        Written and electronic correspondence, including telephone contacts; and

•        Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2018 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 53.1%				Electric-Integrated – (continued)
	Diversified – 53.1%		69,400	Dominion Energy, Inc.,............................................	$ 4,877,432
32,131,871	AMP Capital Diversified Infrastructure Trust..........	$ 24,687,523	18,200	Duke Energy Corp. ..................................................	1,456,364
	AMP Capital Infrastructure Debt Fund III (USD		23,000	Edison International .................................................	1,556,640
9,149,334	Hedged LP...............................................................	9,656,503	275,200	Enel SPA ...................................................................	1,409,725
	BTG Pactual Open Ended Core US Timberland		45,800	Entergy Corp. ...........................................................	3,715,754
122,236	Fund LP.....................................................................	132,583,393	68,648	Firstenergy Corp. .....................................................	2,551,646
90,000,000	Ceres Farmland Holdings LP.....................................	92,124,639	47,194	Nextera Energy, Inc. .................................................	7,909,714
	Colonial First State Managed Infrastructure, Ltd.		51,680	PG&E Corp.*** ........................................................	2,377,797
24,112,380	ATF Global Dividend Infrastructure Fund LP.....	40,002,438	70,300	Xcel Energy, Inc. ......................................................	3,318,863
17,239	Hancock Timberland and Farmland Fund LP............	17,037,726			39,955,095
16,167	Harrison Street Social Infrastructure Fund................	16,166,667		Energy-Alternate Sources – 0.2%
12,500,000	IFM Global Infrastructure Fund LP...........................	12,500,000	89,900	Pattern Energy Group, Inc. .....................................	1,786,313
1,599,542	IFM Sub Investment Grade Debt Fund (US) A LP...	1,599,542
82,019,982	IIF LP..............................................................................	71,865,908		Food-Miscellaneous/Diversified – 2.0%
24,643	Jamestown Timberland Fund.....................................	24,681,500	37,299	Danone SA ...............................................................	2,888,508
80,000,000	RMS Evergreen US Forestland Fund LP...................	82,695,200	62,544	General Mills, Inc......................................................	2,684,388
49,808	US Core Farmland Fund LP..........................................	59,189,675	28,717	Ingredion, Inc............................................................	3,014,136
13,600,000	Versus Capital Real Assets Sub-REIT LLC**..........	13,942,720	51,249	Kraft Heinz Co. .........................................................	2,824,332
	Total Private Investment Funds................................	598,733,434	67,501	Mondelez International, Inc.....................................	2,899,843
	(Cost $583,980,300)		34,705	Nestle SA....................................................................	2,893,380
			46,000	Tyson Foods, Inc......................................................	2,738,380
			1,279,547	Wilmar International, Ltd.........................................	3,013,892
Common Stocks – 18.6%					22,956,859
	Agricultural Chemicals – 1.1%			Food-Wholesale/Distribution – 0.3%
56,147	CF Industries Holdings, Inc. ......................................	3,056,643	38,271	Sysco Corp. ..............................................................	2,803,351
95,246	Mosaic, Co. ...................................................................	3,093,590
52,324	Nutrien, Ltd. ..................................................................	3,021,193		Forestry – 1.0%
65,681	Yara International ASA ..............................................	3,225,642	205,200	West Fraser Timber Co., Ltd...................................	11,678,281
		12,397,068
	Agricultural Operations – 1.3%			Gas-Distribution – 1.5%
59,266	Archer-Daniels-Midland Co. .....................................	2,979,302	22,300	Atmos Energy Corp..................................................	2,094,193
46,199	Bunge, Ltd......................................................................	3,174,333	130,900	Beijing Enterprises Holdings, Ltd...........................	734,064
2,726,400	IOI Corp. Bhd ...............................................................	2,990,904	183,000	ENN Energy Holdings, Ltd......................................	1,589,607
497,300	Kuala Lumpur Kepong Bhd .......................................	2,999,301	505,300	National Grid, PLC ...................................................	5,212,252
2,288,000	Sime Darby Plantation Bhd ........................................	2,930,144	107,900	NiSource, Inc.............................................................	2,688,868
		15,073,984	12,600	Sempra Energy ..........................................................	1,433,250
	Airport Development/Maintenance – 0.9%		102,300	Tokyo Gas Co., Ltd. .................................................	2,514,282
18,500	Aena SME SA ...............................................................	3,211,172			16,266,516
5,600	Aeroports De Paris.......................................................	1,260,714		Independent Power Producer – 0.1%
538,100	Auckland International Airport, Ltd. .........................	2,603,756	27,800	NRG Energy, Inc. .....................................................	1,039,720
134,700	Beijing Capital International Airport Co., Ltd. .........	1,473,682
32,800	Grupo Aeroportuario Del Pacifico SAB De CV .......	1,492,484		Non-hazardous Waste Disposal – 0.1%
		10,041,808	1,304,500	China Water Affairs Group, Ltd. ................................	1,461,415
	Building & Construction-Miscellaneous – 0.1%
50,554	Ferrovial SA ..................................................................	1,048,892		Oil Companies-Exploration & Production – 0.1%
			675,200	Kunlun Energy Co., Ltd. .............................................	785,743
	Building-Heavy Construction – 0.4%
	Promotora Y Operadora De Infraestructura SAB			Pipelines – 2.4%
160,200	De CV........................................................................	1,705,153	26,100	Cheniere, Inc.***......................................................	1,813,689
25,400	Vinci SA.........................................................................	2,418,823	232,300	Enbridge, Inc.............................................................	7,496,043
		4,123,976	287,700	Kinder Morgan, Inc..................................................	5,100,921
	Chemicals-Diversified – 0.5%		86,800	Pembina Pipeline Corp.............................................	2,949,446
35,047	FMC Corp. ....................................................................	3,055,397	38,500	Targa Resources Corp. ............................................	2,167,935
135,399	K+S AG .........................................................................	2,842,264	58,900	Transcanada Corp.....................................................	2,383,087
		5,897,661	172,000	Williams Cos., Inc. ...................................................	4,676,680
	Electric-Distribution – 0.5%				26,587,801
157,400	Infraestructura Energetica Nova SAB De CV.............	782,206		Public Thoroughfares – 1.0%
58,500	Orsted A/S .....................................................................	3,973,836	123,400	Atlantia SPA .............................................................	2,560,297
153,650	Transmissora Alianca De Energia Eletrica SA.........	760,917	304,200	Atlas Arteria, Ltd. .....................................................	1,534,842
		5,516,959	117,800	CCR SA .....................................................................	246,769
	Electric-Integrated – 3.5%		45,300	Corp America Airports SA***................................	386,862
46,200	Ameren Corp. ................................................................	2,920,764	636,700	EcoRodovias Infraestrutura e Logistica SA..........	1,122,508
71,700	American Electric Power Co., Inc................................	5,082,096	1,165,300	Jiangsu Expressway Co., Ltd. ................................	1,494,518
56,700	CMS Energy Corp.........................................................	2,778,300	538,086	Transurban Group ...................................................	4,364,089
					11,709,885

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – September 30, 2018 (Unaudited) (continued)

Shares		Value	Shares
	Satellite Telecom – 0.1%		Short-Term Investments – 8.2%
30,400	Eutelsat Communications SA...................................	$ 718,624		Morgan Stanley Institutional Liquidity Fund-
			92,754,838	Treasury Securities Portfolio..............................	92,754,838
	Transport-Rail – 1.3%			(Cost $92,754,838)
19,600	Canadian National Railway Co.................................	1,758,712
7,000	Canadian Pacific Railway, Ltd..................................	1,480,749		Total Investments – 98.8%....................................	1,114,409,951
41,600	CSX Corp.....................................................................	3,080,480		(Cost $935,923,674)
37,900	East Japan Railway Co................................................	3,520,811
98,700	Getlink............................................................................	1,260,551		Other Assets Net of Liabilities – 1.2% ...............	13,769,362
9,500	Kansas City Southern................................................	1,076,160		Net Assets – 100.0%...............................................	$1,128,179,313
137,800	Rumo SA***...............................................................	509,429
8,800	Union Pacific Corp.....................................................	1,432,904	*	Non-Tradable Securities.
11,100	West Japan Railway Co..............................................	773,835	**	Affiliated issuer.
		14,893,631	***	Non-income producing security.
	Water - 0.2%
968,400	Guangdong Investment, Ltd. ....................................	1,719,489		Portfolio Abbreviations:
28,700	Severn Trent, PLC.......................................................	691,670		LP – Limited Partnership
		2,411,159		PLC – Public Limited Company
	Total Common Stocks...............................................	209,154,741		REIT – Real Estate Investment Trust
	(Cost $209,640,839)
					% of Net
Real Estate Investment Trust – 4.8%				Industry	Assets
	REITS-Diversified – 4.8%			Diversified................................................................	57.5%
37,100	American Tower Corp., REIT....................................	5,390,630		Private Debt..............................................................	8.3%
558,694	Catchmark Timber Trust, Inc., REIT ........................	6,385,872		Short-Term Investment............................................	8.2%
213,000	Farmland Partners, Inc., REIT Corp., REIT..............	1,427,100		REITS-Diversified...................................................	4.8%
107,700	Gladstone Land Corp., REIT.....................................	1,329,018		Pipelines....................................................................	3.8%
297,230	Potlatch Corp., REIT...................................................	12,171,568		Electric-Integrated....................................................	3.5%
397,500	Rayonier, Inc., REIT ..................................................	13,439,475		Food-Miscellaneous/Diversified.............................	2.0%
9,300	SBA Communications Corp., REIT**......................	1,493,859		Gas Distribution.......................................................	1.5%
399,100	Weyerhaeuser Co., REIT...........................................	12,878,957		Agricultural Operations...........................................	1.3%
		54,516,479		Transport-Rail..........................................................	1.3%
	Total Real Estate Investment Trust........................	54,516,479		Agricultural Chemicals............................................	1.1%
	(Cost $59,726,616)			Public Thoroughfares	1.0%
				Forestry.....................................................................	1.0%
Par				All Other Industries..................................................	3.5%
Corporate Debt – 1.4%				Other Assets Net of Liabilities................................	1.2%
	Pipelines – 1.4%			Total..........................................................................	100.0%
	EPIC Y-Grade Services, LP,
$10,750,000	5.50%, 6/7/2025 .......................................................	10,494,688
	Woodford Express LLC,
5,552,925	7.24%, 1/27/2025 .....................................................	5,546,012
		16,040,700
	Total Corporate Debt..................................................	16,040,700
	(Cost $16,001,807)

Private Debt – 12.7%
49,375,000	Blackstone CQP Common Holdco LP.......................	49,375,000
87,263,795	Frija LP***...................................................................	93,834,759
	(Cost $142,079,404)	143,209,759

See accompanying notes to financial statements

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Assets and Liabilities

September 30, 2018

ASSETS:
Investments:
..... Non-affiliated investment in securities at cost...................................................................................	$ 1,090,583,804
..... Non-affiliated net unrealized appreciation........................................................................................	9,883,447
..... Total non-affiliated investment in securities, at fair value.................................................................	1,100,467,251
..... Affiliated investment in securities at cost.........................................................................................	13,600,000
..... Affiliated net unrealized appreciation...............................................................................................	342,700
..... Total affiliated investment in securities, at fair value........................................................................	13,942,700

Foreign Currency (Cost $902,639)........................................................................................................	906,013

Receivables for:
Investments sold...............................................................................................................................	1,152,064
Dividends and interest.......................................................................................................................	12,366,719
Fund shares sold...............................................................................................................................	4,456,643
Reclaims...........................................................................................................................................	126,331
Total receivables.................................................................................................................................	18,101,754
Prepaid expenses..................................................................................................................................	98,626
Total Assets.....................................................................................................................................	1,133,516,344

LIABILITIES:
Due to Custodian – Cash.......................................................................................................................	100,067

Payables for:
Investments purchased......................................................................................................................	1,876,568
Dividends.........................................................................................................................................	46
Adviser fees, net...............................................................................................................................	3,069,310
Administrative fees...........................................................................................................................	102,283
Audit and tax fees.............................................................................................................................	32,085
Custodian fees..................................................................................................................................	26,116
Directors’ fees..................................................................................................................................	7,353
Legal fees.........................................................................................................................................	15,542
Registration fees...............................................................................................................................	1,667
Printing fees......................................................................................................................................	3,032
Transfer agent fees	23,170
Accrued expenses and other liabilities................................................................................................	79,792
Total Liabilities...............................................................................................................................	5,337,031
Commitments and Contingent Liabilities (Note 6)
NET ASSETS......................................................................................................................................	$ 1,128,179,313

NET ASSETS consist of:
Paid-in capital.......................................................................................................................................	$ 1,119,194,082
Distributions in excess of net investment income...................................................................................	2,264,584
Accumulated net realized gain on investments and foreign currency.......................................................	(3,508,875)
Net unrealized appreciation on investments and foreign currency...........................................................	10,229,522
TOTAL NET ASSETS........................................................................................................................	$ 1,128,179,313

Net Assets........................................................................................................................................	$ 1,128,179,313
Shares of beneficial interest outstanding (unlimited authorization)......................................................	44,599,686
Net asset value price per share (Net Assets/Shares Outstanding) ....................................................	$ 25.30

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2018 (Unaudited)

Investment Income:
Dividends income...................................................................................................................................	$ 16,035,706
Interest income.......................................................................................................................................	649,079
Income from payment-in-kind	5,440,609
Less: foreign taxes withheld....................................................................................................................	(475,932)
Total Investment Income..........................................................................................................................	16,208,853

Expenses:
Adviser fees (Note 3)..............................................................................................................................	5,532,168
Administrative fees.................................................................................................................................	188,774
Director's fees (Note 3)...........................................................................................................................	84,853
Transfer agent fees..................................................................................................................................	27,554
Custodian fees........................................................................................................................................	37,839
Registration fees.....................................................................................................................................	67,015
Audit and tax fees...................................................................................................................................	16,923
Legal fees...............................................................................................................................................	253,650
Printing...................................................................................................................................................	53,155
Insurance fees.........................................................................................................................................	17,539
Other expenses........................................................................................................................................	30,855
Total Expenses....................................................................................................................................	6,310,325
Net Investment Income.............................................................................................................................	15,339,137

Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments..............................................................................................................	(4,137,881)
Net realized loss on foreign currency transactions....................................................................................	(37,083)
Net change in unrealized appreciation on non-affiliated investment securities and foreign currency...........	5,203,797
Net change in unrealized appreciation on affiliated investment securities..................................................	256,001
Net Realized and Unrealized Gain on Investments...................................................................................	1,284,834

Net Increase in Net Assets Resulting from Operations.............................................................................	$ 16,623,971

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2018	Year Ended
Increase in Net Assets:	(Unaudited)	March 31, 2018
From Operations:
Net investment income.............................................................................................	$ 15,339,137	$ 3,611,245
Net realized loss on investment securities and foreign currency.................................	(4,174,964)	(2,355,322)
Net change in unrealized appreciation on investments and foreign currency...............	5,459,798	4,769,724
Net Decrease in Net Assets Resulting from Operations.............................................	16,623,971	6,025,647

Distributions to Shareholders from:
Net investment income.............................................................................................	(13,048,971)	(615,416)
Return of Capital......................................................................................................	— .	(1,906,472)
Total Distributions.................................................................................................	(13,048,971)	(2,521,888)

Capital Share Transactions:
Class F-Shares:
Shares issued............................................................................................................	334,129,726	805,250,864
Reinvested dividends................................................................................................	2,647,152	449,382
Shares redeemed......................................................................................................	(14,906,074)	(6,570,496)
Net Increase in Net Assets Resulting from Capital Share Transitions	321,870,804	799,129,750
Total Increase in Net Assets	$ 325,445,804	$ 802,633,509

Net Assets:
Beginning of Period.................................................................................................	$ 802,733,509	$ 100,000
End of Period...........................................................................................................	$ 1,128,179,313	$ 802,733,509
Distributions in excess of net investment income...................................................	$ (3,716,025)	$ (25,582)

Share Transactions:
Shares sold...............................................................................................................	13,201,020	32,127,748
Shares issued in reinvestment of dividends................................................................	104,956	18,026
Shares redeemed......................................................................................................	(590,915)	(261,149)
Net Increase in Shares of Beneficial Interest Outstanding........................................	12,715,061	31,884,625

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2018 (Unaudited)

Cash Flows Provided by Operating Activities:
Net increase in net assets resulting from operations......................................................................	$ 16,623,971

Adjustments to Reconcile Net Increase in Net Assets Resulting
From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities...............................................................................................	(471,485,540)
Proceeds from disposition of investment securities......................................................................	79,762,265
Net proceeds from short-term investment securities.....................................................................	(79,212,892)
Change in net unrealized depreciation on securities and foreign currency.....................................	(5,459,798)
Income from payment-in-kind.....................................................................................................	(5,440,609)
Net realized loss from investments sold.......................................................................................	4,137,881
Net realized loss from foreign currency transactions....................................................................	37,083
Net amortization/(accretion) of premium/(discount).....................................................................	36,720
Increase in dividends and interest receivable................................................................................	(9,584,353)
Increase in reclaim receivable.....................................................................................................	(126,331)
Decrease in other assets..............................................................................................................	29,740
Increase in prepaid expenses.......................................................................................................	(30,271)
Decrease in Due to Custodian.....................................................................................................	(184,033)
Increase in Advisor fees payable, net...........................................................................................	1,238,964
Increase in administration fees payable........................................................................................	31,920
Decrease in audit and tax fees payable.........................................................................................	(26,615)
Decrease in legal fees payable.....................................................................................................	(3,233)
Increase in custodian fees payable...............................................................................................	617
Increase in directors’ fees payable...............................................................................................	7,353
Decrease in registration fees payable...........................................................................................	(8,971)
Decrease in printing fees payable................................................................................................	(10,084)
Increase in transfer agent fees payable.........................................................................................	6,520
Increase in accrued expenses and other liabilities.........................................................................	4,277
Net Cash Used in Operating Activities.....................................................................................	(311,229,635)
Effect of exchange rate changes on foreign currency....................................................................	(30,177)

Cash Flows from Financing Activities:
Proceeds from shares sold......................................................................................................	337,390,215
Payment of shares redeemed..................................................................................................	(14,906,074)
Dividends paid (net of reinvestment of dividends)..................................................................	(10,401,819)
Net Cash Provided by Financing Activities	312,082,322
Net Decrease in Cash......................................................................................................	822,510

Cash and Foreign Currency:
Beginning of the period.........................................................................................................	$ 83,503
End of the period...................................................................................................................	$ 906,013

Supplemental Disclosure of Cash Flow Information:
Reinvestment of dividends.....................................................................................................	$ 2,647,152

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Financial Highlights

	Six Months	Period From
	Ended	September 18, 2017
	September 30, 210	(inception)
	(Unaudited)	To March 31, 2018

Net Asset Value, Beginning of Period	$ 25.18	$ 25.00
Income from investment operations
Net investment income (a)............................................................................................................................	0.40	0.17
Net realized and unrealized gain..................................................................................................................	0.06	0.11
Total from investment operations..................................................................................................................	0.46	0.28

Less Distributions:
.... From net investment income.........................................................................................................................	(0.34)	(0.02)
.... From return of capital	—	(0.08)
Total Distributions	$ (0.34)	$ (0.10)
Net Asset Value, End of Period	$ 25.30	$ 25.18

Total Return Based on Net Asset Value	1.59%(b)	1.12%(b)

Ratios and Supplemental Data:
Net Assets at end of period (000’s)...................................................................................................................	$ 1,128,179	$ 802,734
Ratios of gross expenses to average net assets................................................................................................	1.31%(c)	1.36%(c)
Ratios of net expenses to average net assets....................................................................................................	1.31%(c)	1.36%(c)
Ratios of net investment income to average net assets..................................................................................	3.19%(c)	1.26%(c)
Portfolio turnover rate.........................................................................................................................................	3.72%(b)	18.09%(b)

(a)      Per Share amounts are calculated based on average outstanding shares.

(b)     Not annualized,

(c)      Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2018 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Real Assets Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objective is to achieve long-term Real Returns through current income and long-term capital appreciation with low correlation to the broader public equity and debt markets. “Real Returns” are defined as total returns adjusted for the effects of inflation. The Fund attempts to achieve this objective by investing substantially all of its assets in public and private investments in global infrastructure, timberland and agriculture/farmland (“Real Asset Related Investments”). The Fund may also invest in a wholly-owned and controlled subsidiary (the “Subsidiary”) that will make direct co-investments into timberland and agriculture/farmland assets. The Fund will maintain voting control of the Subsidiary. The Subsidiary will be a real estate investment trust (“Sub-REIT”) and the Fund shall report its investment in the Sub-REIT in accordance with generally accepted accounting principles. Accordingly, the Fund’s investment in the Sub-REIT shall be valued utilizing the fair value principles outlined within the Fund’s valuation Policy. For purposes of the Fund’s leverage and concentration policies under the Investment Company Act, the assets of the Sub-REIT will be consolidated with the assets of the Fund in order to determine compliance with such policies. Any leverage incurred at the Subsidiary level will be aggregated with the Fund’s leverage for purposes of complying with Section 18 of the Investment Company Act. For purposes of complying with its fundamental and non-fundamental investment restrictions and policies pursuant to Section 8 of the Investment Company Act, the Fund will aggregate its direct investments with the investments of the Subsidiary. The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on September 18, 2017, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.  The Fund was originally authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $450,000,000. On October 20, 2017, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value up to a total of $650,000,000. On February 1, 2018, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value to a total of $1.25 Billion. On July 25, 2018, the Fund registered additional shares allowing it to issue an unlimited number of shares of beneficial interest without par value to a total of $2,000,000.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents. These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1  –      unadjusted quoted prices in active markets for identical securities

• Level 2  –      prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3  –      significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the period ended September 30, 2018, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	9/30/2018	Price	Inputs	Inputs

Common Stocks *...........................................	$ 209,154,741	$ 209,154,741	$ – .	$ – .
Real Estate Investment Trust *........................	54,516,479	54,516,479	– .	– .
Corporate Debt *.............................................	16,040,700	– .	16,040,700	– .
Private Debt*..................................................	93,834,759	– .	– .	93,834,759
Short-Term Investments*................................	92,754,838	92,754,838	– .	– .
Subtotal..........................................................	$ 466,301,517	$ 356,426,058	$ 16,040,700	$ 93,834,759
Private Investment Funds*..............................	$ 648,108,434
Total...............................................................	$ 1,114,409,951

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the period ended September 30, 2018.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Balance as of 03/31/2018................................	$ 51,130,355
Net purchases.................................................	37,263,795
Interest paid in-kind........................................	5,440,609
Balance as of 09/30/2018................................	$ 93,834,759

For the period ended September 30, 2018 the total change in unrealized gain on Level 3 securities still held at the end of the period was $5,440,609.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method

Foreign Currency - Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the period ended September 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year-end based on the tax treatment; temporary differences do not require such reclassification.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year.

As of September 30, 2018, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $33,612,000, ($17,945,000) and $15,667,000, respectively.  The aggregate cost of securities for federal income tax purposes at September 30, 2018, was approximately $1,098,743,000.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 1.15% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly. The Fund accrued fees to the Adviser of approximately $5,532,000 for the period ended September 30, 2018.

The Adviser will invest in a select group of institutional investment funds exclusively focused on Real Asset Related Investments. The Adviser has retained the services of the following Investment Managers for the Fund: Brookfield Investment Management Inc., Lazard Asset Management LLC and AMP Capital Investors (US) Limited. The Investment Managers will sub-advise a specified portion of the Fund's assets to be invested in domestic and international public and private securities, such as common equities, preferred shares and debt investments associated with real assets (including secured debt and mezzanine financing) (referred to hereafter as the “Real Asset Securities” and together with the Investment Funds as “Real Asset Related Investments”). Fees to investment managers are based on the average net assets of the fund at an annual rate up to 0.60% and are paid by the Adviser from its Investment Management Fee.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation.

NOTE 4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2018, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $470,797,000 and $76,916,000, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Payment Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Repurchase tenders made during the period ended September 30, 2018 cumulatively were approximately $14,906,000.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $2,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancellation is determined by the Board to be in the best interest of the Fund.

NOTE 6. LINE OF CREDIT

On May 9, 2018, the Fund entered into a $30 million line of credit (“LOC”) with ZB, N.A. dba Vectra Bank Colorado. The LOC includes a provision to increase the amount to $50 based on 3% of assets under management. Borrowings, if any, under the Vectra arrangement bear interest at the one month LIBOR/Swap Rate plus 150 basis points at the time of borrowing. In addition, the Fund incurs a Non-Utilization Fee equal to xx basis points on the portion of the LOC not being used. The Fund incurred loan fees equal to approximately $xxx during the six months ended September 30, 2018. As collateral for the lines of credit, the Fund would grant Vectra a first position security interest in and lien on securities held by the Fund in the collateral account. As of September 30, 2018 the Fund had not utilized this line of credit.

NOTE 7. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund's Prospectus dated July 25, 2018.

As of September 30, 2018, the Fund invested in the following restricted securities:

					Unfunded
	Acquisition		Cost	Value	Commitments	% of Net	Redemption
Security (a)	Date (b)	Shares	($1,000s)	($1,000s)	($1,000s)	Assets	Notice

AMP Capital Diversified Infrastructure Trust	12/19/2017	32,131,871	$ 25,004	$ 24,687	$ —	2.2%	30 Days
AMP Capital Infrastructure Debt Fund III
(US Hedged) LP	9/18/2017	9,149,334	9,148	9,656	26,052	0.9%	—
Blackstone CQP Common Holdco LP	9/27/2018	49,375,000	49,375	49,375	—	4.4%	—
BTG Pactual Open Ended Core US
Timberland Fund LP	9/18/2017	122,236	125,000	132,583	15,000	11.9%	90 Days
Ceres Farmland Holdings LP	11/6/2017	90,000,000	90,000	92,125	10,000	8.2%	(c)
Frija LP	12/18/2017	87,263,795	87,264	93,835	—	8.3%	—
Global Dividend Infrastructure Fund	9/18/2017	24,112,380	40,000	40,002	—	3.5%	(d)
Hancock Timberland and Farmland Fund LP	9/18/2017	17,239	17,252	17,038	34,136	1.5%	(d)
Harrison Street Social Infrastructure Fund	7/2/2018	16,167	16,167	16,167	133,833	1.4%	—
IFM Global Infrastructure Fund LP	9/28/2018	12,500,000	12,500	12,500	37,500	1.1%	—
IFM Sub Investment Grade Debt Fund	9/28/2018	1,599,541	1,600	1,600	13,400	0.1%	—
IIF LP	9/18/2017	82,019,982	74,637	71,866	—	6.4%	90 Days
Jamestown Timberland Fund	7/2/2018	24,643	24,682	24,681	25,318	2.2%	—
RMS Evergreen US Forestland Fund LP	9/18/2017	80,000,000	80,000	82,695	—	7.3%	(d)
US Core Farmland Fund LP	9/18/2017	49,808	54,390	59,190	20,610	5.2%	(e)
Versus Capital Real Assets Sub-REIT LLC	9/29/2017	13,600,000	13,600	13,943	— .	1.2%	—
Total			$ 720,619	$ 741,943	$ 315,849	65.8%

(a)     The investment funds are closed-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)    Represents initial acquisition date as shares are purchased at various dates through the current period.

(c)     Closed end security which is not redeemable.

(d)    Shares are subject to an initial lockup period of 1 year from date of acquisition.

(e)     Shares are subject to an initial lockup period of 3 years from date of acquisition.

(f)     Shares are subject to an initial lockup period of 4 years from date of acquisition.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Financial Statements

September 30, 2018 (Unaudited) (continued)

NOTE 8. AFFILIATED ISSUER

The following table list each issuer owned by the Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuer during the period ended September 30, 2018:

	Value at				Realized	Change in	Value at	Shares Held
Affiliated Investment	3/31/2018	Purchases	Interest	Sales	Gain/Loss	App/Dep	3/31/2018	at 9/30/2018

Versus Capital Assets Sub-REIT LLC	$ 86,699	$ 13,600,000	—	—	—	$ 256,001	$ 13,942,700	$ 13,600,000

NOTE 9. REGULATORY UPDATES

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which is effective for periods starting after December 15, 2019. The primary focus of the update is to improve the effectiveness of ASC 820's disclosure in the notes to financial statements. Management is currently evaluating the impact, if any, of applying ASU 2018-13.

Effective November 15, 2018, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. The amendment requires collapsing the components of distributable earnings on the Statement of Assets and Liabilities and collapsing the distributions paid to shareholders on the Statements of Changes in Net Assets. Management has evaluated the implications of adopting these amendments and there is no significant impact on the financial statements and accompanying notes.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Additional Information

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q will be available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov. You may also review and copy Form N-Q at the SEC’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no sales load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

Item 2. Code of Ethics.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)   Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

 (a)(1)  Identification of Portfolio Manager(s) or Management Team Members and Description of             Role of Portfolio Manager(s) or Management Team Members

Casey Frazier – Chief Investment Officer – Since Inception

 (a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets (in 1,000,000)	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Casey Frazier	Registered Investment Companies:	1	$2,527	0	N/A
Casey Frazier	Other Pooled Investment Vehicles:	4	$2	0	N/A
	Other Accounts:	0	N/A	0	N/A

Potential Conflicts of Interests

The Adviser, the asset managers managing Institutional Investment Funds, the Securities Sub-Advisers and their respective affiliates manage the assets of and/or provide advice to registered investment companies, Institutional Investment Funds and individual accounts (collectively, “Institutional Clients”), as well as to the Fund.  The Fund has no interest in the activities of the other Institutional Clients.  In addition, the Adviser, the institutional asset managers managing Institutional Investment Funds, the Securities Sub-Advisers, and their respective affiliates, and any of their respective officers, directors, partners, members or employees, may invest for their own accounts in various investment opportunities, including in investment funds, private investment companies or other investment vehicles in which the Fund will have no interest.  However, there are no affiliations or arrangements between the Institutional Clients, the Institutional Investment Funds, the managers of such funds and the Securities Sub-Advisers.

 (a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)   Disclosure of Securities Ownership

            None

(b) Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not Applicable

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)        Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Versus Capital Real Assets Fund LLC

By (Signature and Title)*   /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date     11/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Mark D. Quam
                                                Mark D. Quam, Chief Executive Officer

                                                (principal executive officer)

Date     11/29/2018

By (Signature and Title)*         /s/ John Gordon
                                                John Gordon, Chief Financial Officer

                                                (principal financial officer)

Date     11/29/2018

* Print the name and title of each signing officer under his or her signature.